NET INCOME (LOSS) PER SHARE (Schedule of Anti-dilutive Securities Excluded from Computation of Diluted Net Loss Per Share) (Details) - shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Net income (loss) per share:
Ordinary shares	4,494,914	4,496,769	4,285,397